Nature of the Business	May 20, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of the Business
1.	Nature of the Business
Flexion Therapeutics, Inc. (“Flexion” or the “Company”) was incorporated under the laws of the state of Delaware on
November 5, 2007.
Flexion is a biopharmaceutical company focused on the discovery, development and commercialization of novel, local therapies for the treatment of patients with musculoskeletal conditions, beginning with osteoarthritis, or OA, a type of degenerative arthritis.

The Company has an approved product, ZILRETTA
®
, which it markets in the United States
. ZILRETTA is the first and only extended-release, intra-articular, or IA (meaning in the joint), injection indicated for the management of OA knee pain. ZILRETTA is a non-opioid therapy that employs Flexion’s proprietary microsphere
technology to provide pain relief. The pivotal Phase
3
trial, on which the approval of ZILRETTA was based, showed that ZILRETTA met the primary endpoint of pain reduction at Week
12
, with statistically significant pain relief extending through Week
16
. The Company also has two pipeline programs focused on the local treatment of musculoskeletal conditions: FX
201
, which is an investigational IA gene therapy product candidate in clinical development for the treatment of OA, and FX
301
, a preclinical product candidate, which is being developed as a locally administered peripheral nerve block for control of post-operative pain.
The accompanying consolidated financial statements have been prepared on a basis which assumes that the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company has incurred recurring losses and negative cash flows from operations. As of December 31, 2019, the Company had cash, cash equivalents, and marketable securities of approximately $136.7 million.
The Company is subject to risks and uncertainties common to companies in the biopharmaceutical industry, including, but not limited to, new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and the ability to secure additional capital to fund operations. Successfully commercializing ZILRETTA requires significant sales and marketing efforts and the Company’s pipeline programs may require significant additional research and development efforts, including extensive preclinical and clinical testing. These activities will in turn require significant amounts of capital, qualified personnel and adequate infrastructure. There can be no assurance when, if ever, the Company will realize significant revenue from the sales of ZILRETTA or if the development efforts supporting the Company’s pipeline, including future clinical trials, will be successful.
The Company’s operations have been and continue to be affected by the ongoing global pandemic of a novel strain of coronavirus (“COVID-19”) and the resulting volatility and uncertainty it has caused. In March 2020, the World Health Organization declared COVID-19 a pandemic and recommended containment and mitigation measures worldwide. The COVID-19 pandemic has caused significant volatility and uncertainty, which could result in a prolonged economic downturn that has disrupted and is expected to continue to disrupt the Company’s business. As a result of these negative impacts, specifically the adverse impact on the operations of healthcare providers that administer ZILRETTA to patients, the Company has begun to experience and expects to continue experiencing for the remainder of 2020, and possibly longer, a material decline in revenue as compared to its prior expectations in the absence of COVID-19.
The future viability of the Company is dependent on its ability to fund its operations through sales of ZILRETTA, and/or raise additional capital, such as through debt or equity offerings, as needed. This funding is necessary for the Company to support the commercialization of ZILRETTA and to perform the research and development activities required to develop the Company’s other product candidates in order to generate future revenue streams. The Company may not be able to obtain financing on acceptable terms, or at all. In particular, as a result of the COVID-19 pandemic and actions taken to slow its spread, the global credit and financial markets have recently experienced extreme volatility and disruptions, including diminished liquidity and credit availability, declines in consumer confidence, declines in economic growth, increases in unemployment rates and uncertainty about economic stability. If the equity and credit markets continue to deteriorate, it may make any additional debt or equity financing more difficult, more costly and more dilutive. If the Company is unable to obtain funding on a timely basis, the Company may need to curtail its operations, including the commercialization of ZILRETTA and research and development activities, which could adversely affect its prospects.
In accordance with the amended and restated credit and security agreement described in Note 10, if the Company’s liquidity decreases below $80.0 million, the Company will need to comply with a minimum revenue covenant and all amounts received from customer collections will be applied to immediately reduce the Company’s revolving credit facility. On May 18, 2020, the Company entered into an amendment to the amended and restated credit and security agreement (“the amendment”). Pursuant to the amendment, the Company borrowed $15.0 million under a new term loan advance and immediately used the proceeds to repay an equal amount under the revolving credit facility, and the maximum principal amount of the revolving credit facility was reduced from $20.0 million to $5.0 million. The new term loan is subject to substantially the same terms, including interest rate, amortization and maturity date, as the existing term loan under the credit facility. Under the credit facility, as amended, the Company remains subject to a minimum liquidity threshold, such that at any time the Company’s liquidity is below $80.0 million, the Company will become subject to a minimum revenue covenant. However, pursuant to the amendment, the Company’s minimum liquidity threshold now includes certain accounts receivable as deemed eligible under the credit and security agreement, in addition to cash, cash equivalents, and marketable securities. Prior to May 2021, the minimum revenue covenant, if it applies in the future, is unmodified and is based on the greater of (i) a conservative percentage of the year’s approved forecast and (ii) modest growth over the trailing twelve months of actual revenues. Beginning in May 2021, the minimum revenue covenant, if it applies, will be the greatest of (i) a conservative percentage of the year’s approved forecast, (ii) modest growth over the trailing twelve months of actual revenues and (iii) 100% of the minimum revenue covenant amount for the preceding month. Also pursuant to the amendment, the final payment due upon repayment or maturity of the term loans was changed from 4.75% of the term loan amount to 6.75% of the term loan amount.
The amended and restated credit and security agreement also has a material adverse event clause. If the minimum revenue covenant becomes applicable and the Company fails to comply with it, or a material adverse change as defined in the agreement occurs, the amounts due under the amended and restated credit and security agreement could be declared immediately due and payable, resulting in the Company immediately needing additional funds. As of December 31, 2019, the Company was compliant with all covenants.
Given the expected decrease in revenue due to COVID-19, the Company expects that absent raising additional capital through financing or other transactions its minimum liquidity
is likely to decrease below
the
$80.0
million
threshold in the amendment to the amended and restated credit and security agreement within the next twelve months, and the Company believes there is substantial risk that it would fail to meet the minimum revenue covenant at that time or shortly thereafter if the negative impacts of COVID-19 continue Company is or expects to be subject to and unable to meet the minimum revenue covenant, the Company would plan to request a waiver from the lenders, although there can be no assurances that such a request would be granted or would not be conditioned on additional terms or concessions. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date that the financial statements are issued.
Management’s plans that are intended to mitigate the conditions that raise substantial doubt about the Company’s ability to continue as a going concern include reducing certain operating expenses through hiring and travel freezes, suspension and/or termination of active clinical trials, reduction of certain marketing expenses, and elimination of non-essential operating expenses, requesting a waiver of the minimum revenue covenant from the lenders, and remaining opportunistic with respect to raising additional capital through financing or other transactions.
Management believes that current cash, cash equivalents, and marketable securities on hand at December 31, 2019 and taking into account its plans to reduce operating expenses and ability to raise additional capital through an equity or other financing, should be sufficient to fund operations for at least the next twelve months from the issuance date of these financial statements. However, because certain elements of the Company’s operating plan are outside of the Company’s control, including the Company’s plan to obtain a waiver from the lender with respect to the minimum revenue covenant associated with the amended and restated credit and security agreement, as well as the Company’s ability to raise capital through an equity or other financing, neither of which have occurred as of the issuance of these financial statements, those elements cannot be considered probable according to accounting standards. As a result, in accordance with the requirements of ASC 205-40, management has concluded that it is required to disclose that substantial doubt exists about the Company’s ability to continue as a going concern for one year from the date these financial statements are issued.